UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549


Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment[  ] Amendment Number:
This Amendment Check only one:[ ]is a restatement [ ]adds new holdings entries. Institutional Investment Manager Filing this Report:
Name: ACK Asset Management LLC
Address: 2 Overhill Road, Suite 400, Scarsdale, NY 10583
Form 13F File Number: 28-14060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Kenneth F. Cooper
Title:  Chief Financial Officer
Phone:  914 220-8340

Signature	    Place 	    Date of Signing:
Kenneth  F. Cooper  Scarsdale, NY   February 13, 2012

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:
43

Form 13F Information Table Value Total:

171,080
(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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COL 1				COL 2	COL 3	 	COL 4 	             COL 5		COL 6	COL 7	COL 8
														Vot Auth
Name of Issuer			Title	CUSIP	 	Value 	 SHRS/PRN AMT 	SH/PRN	P/CA	Invest	O Mgr	SOLE SHARED NONE
							(X1,000)				Discre

ATLAS AIR WORLDWIDE HOLDINGS	COM	49164205	 1,480 	 38,500 	SH		SOLE		 38,500
AMERICAN RAILCAR INDUSTRIES	COM	02916P103	 4,579 	 191,336 	SH		SOLE		 191,336
ASCENA RETAIL GROUP INC		COM	04351G101	 4,978 	 167,500 	SH		SOLE		 167,500
BLACK DIAMOND INC		COM	09202G101	 2,641 	 353,600 	SH		SOLE		 353,600
CAVCO INDUSTRIES INC		COM	149568107	 747 	 18,650 	SH		SOLE		 18,650
CALAVO GROWERS INC		COM	128246105	 8,718 	 339,498 	SH		SOLE		 339,498
DYCOM INDUSTRIES INC		COM	267475101	 13,531  646,800 	SH		SOLE		 646,800
EMCOR GROUP INC			COM	29084Q100	 6,247 	 233,000 	SH		SOLE		 233,000
ENERSYS				COM	29275Y102	 7,232 	 278,475 	SH		SOLE		 278,475
EMERITUS CORP			COM	291005106	 1,496 	 85,426 	SH		SOLE		 85,426
FLOW INTL CORP			COM	343468104	 3,328 	 950,834 	SH		SOLE		 950,834
FURMANITE CORP			COM	361086101	 3,305 	 523,800 	SH		SOLE		 523,800
GREAT LAKES DREDGE & DOCK CO	COM	390607109	 3,527 	 634,400 	SH		SOLE		 634,400
GRANITE CONSTRUCTION INC	COM	387328107	 5,546 	 233,800 	SH		SOLE		 233,800
GENESEE & WYOMING INC-CL A	CL A	371559105	 4,035 	 66,600 	SH		SOLE		 66,600
H&E EQUIPMENT SERVICES INC	COM	404030108	 2,708 	 201,802 	SH		SOLE		 201,802
HUB GROUP INC-CL A		CL A	443320106	 4,023 	 124,060 	SH		SOLE		 124,060
INFOSPACE INC			COM	45678T300	 4,644 	 422,574 	SH		SOLE		 422,574
KAISER ALUMINUM CORP		COM	483007704	 2,156 	 47,000 	SH		SOLE		 47,000
KIRBY CORP			COM	497266106	 9,646 	 146,500 	SH		SOLE		 146,500
KENNEDY-WILSON HOLDINGS INC	COM	489398107	 2,558 	 241,800 	SH		SOLE		 241,800
LIBBEY INC			COM	529898108	 4,718 	 370,300 	SH		SOLE		 370,300
LMI AEROSPACE INC		COM	502079106	 4,539 	 258,629 	SH		SOLE		 258,629
MCGRATH RENTCORP		COM	580589109	 3,062 	 105,619 	SH		SOLE		 105,619
MERCURY COMPUTER SYSTEMS INC	COM	589378108	 2,868 	 215,832 	SH		SOLE		 215,832
NAVIGANT CONSULTING INC		COM	63935N107	 3,685 	 323,000 	SH		SOLE		 323,000
ORION MARINE GROUP INC		COM	68628V308	 1,734 	 260,747 	SH		SOLE		 260,747
PRIMORIS SERVICES CORP		COM	74164F103	 11,362  761,000 	SH		SOLE		 761,000
QUALITY DISTRIBUTION INC	COM	74756M102	 5,277 	 469,100 	SH		SOLE		 469,100
ROADRUNNER TRANSPORTATION SY	COM	76973Q105	 1,308 	 92,589 	SH		SOLE		 92,589
RELIANCE STEEL & ALUMINUM	COM	759509102	 2,366 	 48,600 	SH		SOLE		 48,600
RUSH ENTERPRISES INC-CL A	CL A	781846209	 6,609 	 315,900 	SH		SOLE		 315,900
STEVEN MADDEN LTD		COM	556269108	 3,836 	 111,200 	SH		SOLE		 111,200
STONERIDGE INC			COM	86183P102	 7,965 	 944,800 	SH		SOLE		 944,800
SUMMER INFANT INC		COM	865646103	 2,627 	 373,200 	SH		SOLE		 373,200
SWIFT TRANSPORTATION CO		COM	87074U101	 2,653 	 322,000 	SH		SOLE		 322,000
TRINITY INDUSTRIES INC		COM	896522109	 6,394 	 212,720 	SH		SOLE		 212,720
UMH PROPERTIES INC		COM	903002103	 2,361 	 253,600 	SH		SOLE		 253,600
ATLAS AIR  01/21/2012 40.00	PUT	120121P00040000  97 	 385 		PUT		SOLE		 0
ASCENA RETAIL 01/21/2012 28.00	PUT	120121P00028000	 53 	 1,500 		PUT		SOLE		 0
DYCOM 01/21/2012 20.00		PUT	120121P00020000	 80 	 2,000 		PUT		SOLE		 0
GENESEE 01/21/2012 60.00	PUT	120121P00060000	 97 	 660 		PUT		SOLE		 0
ISHARES RUSS 01/21/2012 72.00	PUT	120121P00072000	 264 	 2,000 		PUT		SOLE		 0


							171,080



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